Financial Industries Trust Investment Strategy - Financial Industries Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in companies that are principally engaged in financial services. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) These companies include U.S. and foreign financial services companies of any size including banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies, financial technology companies and financial holding companies. The fund may gain exposure to securities described in these strategies through investing in investment companies and pooled investment vehicles. In managing the fund, the subadvisor focuses primarily on stock selection rather than industry allocation. In choosing individual stocks, the subadvisor uses fundamental financial analysis to identify securities that appear comparatively undervalued. The fund concentrates its investments (invests more than 25% of its total assets) in companies that are principally engaged in financial services, and therefore may experience greater volatility than funds investing in a broader range of industries. Given the industry-wide trend toward consolidation, the subadvisor also invests in companies that appear to be positioned for a merger. The subadvisor generally gathers firsthand information about companies from interviews and company visits. The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in below investment-grade bonds (i.e., “junk bonds”) rated as low as CCC by S&P Global Ratings (S&P) or Caa by Moody’s Investors Service, Inc. (Moody’s) and their unrated equivalents. It may also invest up to 15% of net assets in investment-grade short-term securities. The fund’s investment policies are based on credit ratings at the time of purchase. In abnormal circumstances, the fund may temporarily invest up to 80% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its investment objective. The fund may, to a limited extent, engage in derivative transactions that include futures contracts, options and foreign currency forward contracts, in each case for the purpose of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in companies located in emerging market countries.